Net Loss per Share Attributable to the Company (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	For the three months ended March 31, 2022 and 2021, we excluded all potentially dilutive restricted stock units and LLC units in calculating diluted net loss per share attributable to the Company as the effect was antidilutive.

	For the three months ended March 31,
	2022	2021
Numerator
Net loss attributable to the Company - basic	$(1,171,183)	$(60,647)
Net loss attributable to the Company - diluted	$(1,171,183)	$(60,647)
Denominator
Weighted average shares – basic	724,048,222	723,712,382
Weighted average shares – diluted	724,048,222	723,712,382
Net loss per share attributable to the Company
Basic	$(1.62)	$(0.08)
Diluted	$(1.62)	$(0.08)